Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Amendment Flag	true
Document Type	S-1/A
Entity Registrant Name	Innovid Corp.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this registration statement shall become effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001835378